Segmented Information - Non-insurance companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Other revenue	$ 5,158.0	$ 4,719.6
Expenses	(5,086.9)	(4,858.9)
Pre-tax income (loss) before interest expense and other	71.1	(139.3)
Interest and dividends	640.8	769.2
Share of profit (loss) of associates	402.0	(112.8)
Net gains (losses) on investments	3,445.1	313.1
Profit (loss) before tax	4,392.6	244.1
Non-insurance companies
Segmented Information
Other revenue	5,157.5	4,742.4
Expenses	(5,092.1)	(4,868.0)
Pre-tax income (loss) before interest expense and other	65.4	(125.6)
Interest and dividends	(94.7)	47.1
Share of profit (loss) of associates	22.3	(100.2)
Operating income (loss)	(7.0)	(178.7)
Net gains (losses) on investments	266.0	(65.6)
Profit (loss) before tax	259.0	(244.3)
Non-insurance companies | Restaurants and retail
Segmented Information
Other revenue	1,803.8	1,734.2
Expenses	(1,724.8)	(1,811.1)
Pre-tax income (loss) before interest expense and other	79.0	(76.9)
Interest and dividends	7.5	6.1
Share of profit (loss) of associates		1.3
Operating income (loss)	86.5	(69.5)
Net gains (losses) on investments	29.5	(6.6)
Profit (loss) before tax	116.0	(76.1)
Non-insurance companies | Fairfax India
Segmented Information
Other revenue	228.2	312.8
Expenses	(206.9)	(305.9)
Pre-tax income (loss) before interest expense and other	21.3	6.9
Interest and dividends	(102.2)	28.9
Share of profit (loss) of associates	20.2	(24.8)
Operating income (loss)	(60.7)	11.0
Net gains (losses) on investments	236.4	(12.4)
Profit (loss) before tax	175.7	(1.4)
Non-insurance companies | Thomas Cook India
Segmented Information
Other revenue	249.4	225.2
Expenses	(293.4)	(288.3)
Pre-tax income (loss) before interest expense and other	(44.0)	(63.1)
Interest and dividends	(0.1)
Share of profit (loss) of associates	(0.1)	(3.4)
Operating income (loss)	(44.2)	(66.5)
Net gains (losses) on investments	(3.3)	4.0
Profit (loss) before tax	(47.5)	(62.5)
Non-insurance companies | Other subsegments
Segmented Information
Other revenue	2,876.1	2,470.2
Expenses	(2,867.0)	(2,462.7)
Pre-tax income (loss) before interest expense and other	9.1	7.5
Interest and dividends	0.1	12.1
Share of profit (loss) of associates	2.2	(73.3)
Operating income (loss)	11.4	(53.7)
Net gains (losses) on investments	3.4	(50.6)
Profit (loss) before tax	$ 14.8	$ (104.3)